Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accumulated amortization of initial direct costs	$ 199,396	$ 16,052
Accrued interest payable	0	25,755
Equipment Notes Receivable [Member]
Accrued interest receivable	22,488	4,102
Equipment Loan Receivable [Member]
Accrued interest receivable	30,448	19,682
Collateralized Loans Receivable [Member]
Accrued interest receivable	$ 0	$ 2,519